11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 15) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Discount rate: 4%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,637
Variation	$ 137
Percentage of variation	10.00%
Discount rate: 6%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,383
Variation	$ (117)
Percentage of variation	(9.00%)
Salaries increase: 0%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,425
Variation	$ (75)
Percentage of variation	(6.00%)
Salaries increase: 2%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,587
Variation	$ 87
Percentage of variation	6.00%